Cash equivalents and marketable securities - Additional Information (Detail) - USD ($)	Sep. 30, 2020	Dec. 31, 2019
Cash and Cash Equivalents [Abstract]
Cash equivalents	$ 0	$ 0
Marketable securities	$ 0	$ 0